MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MARKETABLE SECURITIES [Text Block]

11. MARKETABLE SECURITIES

The movements in marketable securities during the years ended December 31, 2017 and 2016 are summarized as follows:

	Silver One	Other	Total
	Resources Inc.	Marketable
		Securities
Balance as at December 31, 2016	$5,280,000	$566,627	$5,846,627
Purchases	-	1,828,695	1,828,695
Loss recorded in other comprehensive loss	(3,000,000)	(398,726)	(3,398,726)
Balance as at December 31, 2017	$2,280,000	$1,996,596	$4,276,596

	Silver One	Other	Total
	Resources Inc.	Marketable
		Securities
Balance as at December 31, 2015	$-	$8,830	$8,830
Proceeds from the Silver One transaction/Purchases	6,360,000	549,741	6,909,741
(Loss) gain recorded in consolidated statements of net loss	(1,080,000)	8,056	(1,071,944)
Balance as at December 31, 2016	$5,280,000	$566,627	$5,846,627

The Company holds marketable securities as strategic investment that aligns with the Company’s corporate objectives. The Company has less than 10% equity interest in each of the investees classified as marketable securities.

The Company early adopted all of the requirements of IFRS 9 Financial Instruments as of January 1, 2017. Under IFRS 9, all marketable securities owned by the Company are redesignated as FVTOCI, with a fair value loss of $3,398,726 recorded in other comprehensive loss for the year ended December 31, 2017. Had the Company not early adopted IFRS 9 and redesignated all marketable securities as FVTOCI, the fair value loss would have been recorded in the consolidated statements of net loss under IAS 39. In the prior year period and prior to the early adoption of IFRS 9, the Company recorded a fair value loss of $1,071,944 in the consolidated statements of net loss for the year ended December 31, 2016.